UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02924
LORD ABBETT U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	6/30

Date of reporting period:	9/30/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

September 30, 2004
				Principal
	Interest	Maturity		Amount	Amortized
Investments	Rate	Date	Rating	(000)	Cost

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 85.13%

Federal National Mortgage Assoc.	1.52%	10/20/2004	A1+	$20,000	$19,983,956

Federal National Mortgage Assoc.	1.53%	10/13/2004	A1+	40,000	39,979,600

Federal National Mortgage Assoc.	1.54%	10/1/2004	A1+	20,000	20,000,000

Federal National Mortgage Assoc.	1.56%	10/27/2004	A1+	40,000	39,954,933

Federal National Mortgage Assoc.	1.68%	11/1/2004	A1+	20,000	19,971,067

Federal National Mortgage Assoc.	1.68%	11/2/2004	A1+	20,000	19,970,133

Federal National Mortgage Assoc.	1.68%	11/3/2004	A1+	20,000	19,969,200

Federal National Mortgage Assoc.	1.70%	11/8/2004	A1+	20,000	19,964,111

Federal National Mortgage Assoc.	1.72%	10/7/2004	A1+	15,000	14,995,700

Federal National Mortgage Assoc.	1.73%	11/9/2004	A1+	20,000	19,962,517

Federal National Mortgage Assoc.	1.73%	11/10/2004	A1+	30,000	29,942,333

Federal National Mortgage Assoc.	1.81%	11/22/2004	A1+	30,000	29,921,567

Federal National Mortgage Assoc.	1.81%	12/15/2004	A1+	20,000	19,924,583

Total					314,539,700

SHORT-TERM INVESTMENT 15.24%

Repurchase Agreement dated 9/30/2004, 1.45% due 10/1/2004 with State Street Bank & Trust Co. collateralized by $11,560,000 of Federal Home Loan Mortgage Corp. at 4.00% due 9/22/2009 and $45,850,000 of Federal Home Loan Bank at 1.50% due 5/13/2005; value: $57,443,745; proceeds: $56,314,939

				56,313	56,312,671

Total Investments in Securities 100.37%					370,852,371	*

Liabilities in Excess of Cash and Other Assets (0.37%)					(1,372,663)

Net Assets 100.00%					$369,479,708

*	Cost for Federal income tax purposes is $370,852,371. Average maturity of investments: 27.1 days.
+	Ratings are unaudited

1

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation—The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)     Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund may invest a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corp. or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect Fund performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of November 18, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2004